AQR FUNDS

Supplement dated December 30, 2020 (“Supplement”)

to the Class I Shares and Class N Shares Summary Prospectuses and Prospectus and the

Class R6 Shares Summary Prospectuses and Prospectus,

each dated January 29, 2020 and as amended

(collectively, the “Prospectuses”),

of the AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style

Fund, AQR TM International Momentum Style Fund, AQR TM Large Cap Multi-Style Fund,

AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund and AQR

Emerging Multi-Style Fund (each a “Fund”, and collectively, the “Funds”)

This Supplement updates certain information contained in the Prospectuses. Please review this important information carefully. You may obtain copies of a Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

As disclosed in the previous supplement to the Prospectuses dated November 17, 2020, the Board of Trustees of AQR Funds (the “Trust”) has approved an Agreement and Plan of Reorganization with respect to each Fund, pursuant to which each Fund (each, a “Target Fund”) will reorganize into another existing AQR mutual fund (each, an “Acquiring Fund”). Each proposed transaction is referred to as a “Reorganization” and the proposed transactions are referred to collectively as the “Reorganizations.”

The Target Fund and the Acquiring Fund for each Reorganization are shown in the table below.

Target Funds	Acquiring Funds
AQR Emerging Multi-Style Fund	AQR TM Emerging Multi-Style Fund*

AQR TM International Momentum Style Fund	AQR International Momentum Style Fund

AQR TM International Multi-Style Fund	AQR International Multi-Style Fund

AQR TM Large Cap Momentum Style Fund	AQR Large Cap Momentum Style Fund

AQR TM Large Cap Multi-Style Fund	AQR Large Cap Multi-Style Fund

AQR TM Small Cap Momentum Style Fund	AQR Small Cap Momentum Style Fund

AQR TM Small Cap Multi-Style Fund	AQR Small Cap Multi-Style Fund

*	Effective upon the closing of this Reorganization, the name of the “AQR TM Emerging Multi-Style Fund” will be changed to “AQR Emerging Multi-Style II Fund.”

Each Reorganization is expected to close on or about March 8, 2021 or March 15, 2021, as set forth below (each, a “Closing Date”).

I.	Target Funds with a projected Reorganization Closing Date of March 8, 2021:

•	AQR Emerging Multi-Style Fund

•	AQR TM Large Cap Multi-Style Fund

•	AQR TM International Multi-Style Fund

•	AQR TM Large Cap Momentum Style Fund

Effective 4:00 P.M. (Eastern time) on February 22, 2021, each of the above Target Funds will no longer accept orders from new investors or existing shareholders to purchase Target Fund shares, except that the dividend set forth below will be reinvested in additional shares of your Target Fund if you have elected to receive dividends in this manner.

In addition, where applicable, each of the above Target Funds will declare a dividend to all holders of record as set forth below consisting of any undistributed income and capital gains (net of available capital loss carryovers). The dates of such distributions, where applicable, will be as follows:

•	Record Date: March 1, 2021

•	Ex-Dividend Date: March 2, 2021

•	Payment Date: March 3, 2021

II.	Target Funds with a projected Reorganization Closing Date of March 15, 2021:

•	AQR TM Small Cap Multi-Style Fund

•	AQR TM Small Cap Momentum Style Fund

•	AQR TM International Momentum Style Fund

Effective 4:00 P.M. (Eastern time) on March 1, 2021, each of the above Target Funds will no longer accept orders from new investors or existing shareholders to purchase Target Fund shares, except that the dividend set forth below will be reinvested in additional shares of your Target Fund if you have elected to receive dividends in this manner.

In addition, where applicable, each of the above Target Funds will declare a dividend to all holders of record as set forth below consisting of any undistributed income and capital gains (net of available capital loss carryovers). The dates of such distributions, where applicable, will be as follows:

•	Record Date: March 8, 2021

•	Ex-Dividend Date: March 9, 2021

•	Payment Date: March 10, 2021

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE